Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Biodexa Pharmaceuticals PLC (the “Company”) is filing this Amendment No. 1 (the “Amendment”) on Form 20-F/A to amend its Annual Report on Form 20-F for the fiscal year ended December 31, 2022, filed with the Securities and Exchange Commission (the “SEC”) on April 28, 2023 (the “Original Filing”), to replace the Report of Independent Registered Public Accounting Firm (the “Auditor's Report”) included in the Original Filing to include narrative regarding the Critical Audit Matter that was disclosed in respect of the Company’s ability to continue as a going concern, including one of the related procedures performed, that were inadvertently excluded from such Auditor Report, along with other minor changes that do not affect the opinion included in such Auditor Report. This Amendment also includes an updated consent of the Company’s independent registered public accounting firm. As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, a certification by the Company’s principal executive officer and principal financial officer is filed as an exhibit to the Amendment under Item 19 of Part III hereof. Paragraphs 3, 4 and 5 of this certification have been omitted in accordance with the SEC’s rules and guidance. Additionally, the Amendment does not include the certifications under Section 906 of the Sarbanes-Oxley Act of 2002, as no financial statements are being filed with the Amendment. Except as described above, no other changes have been made to the Original Filing. The Original Filing continues to speak as of the dates described in the Original Filing, and we have not updated the disclosures contained therein to reflect any events that occurred subsequent to such dates. Accordingly, this Amendment should be read in conjunction with the Company’s filings made with the SEC subsequent to the filing of the Original Filing, as information in such filings may update or supersede certain information contained in this Amendment.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37652
Entity Registrant Name	BIODEXA PHARMACEUTICALS PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ
Title of 12(b) Security	American Depositary Shares, each representing five ordinary shares
Trading Symbol	BDRX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,417,137
Auditor Name	Mazars LLP
Auditor Location	London, England
Auditor Firm ID	338
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	2048 0180
Contact Personnel Name	Stephen Stamp